FAIR VALUE MEASUREMENTS (Schedule of financial assets and financial liabilities by category) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Financial assets	$ 589,754	$ 262,481
Financial liabilities	(568,041)	(574,321)
Trade payables
FAIR VALUE MEASUREMENTS
Financial liabilities	(77,927)	(91,180)
Payroll payable
FAIR VALUE MEASUREMENTS
Financial liabilities	(27,790)	(30,345)
Share units payable
FAIR VALUE MEASUREMENTS
Financial liabilities	(33,754)	(14,063)
2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Financial liabilities	(134,410)	(126,031)
Other payables
FAIR VALUE MEASUREMENTS
Financial liabilities	(97,300)	(84,383)
Cash and cash equivalents
FAIR VALUE MEASUREMENTS
Financial assets	553,985	231,328
Trade receivables concentrate sales
FAIR VALUE MEASUREMENTS
Financial assets	15,279	18,920
Trade receivables dor sales
FAIR VALUE MEASUREMENTS
Financial assets	5,482	7,782
Investments in equity securities
FAIR VALUE MEASUREMENTS
Financial assets	6,760	119
Other receivables
FAIR VALUE MEASUREMENTS
Financial assets	8,248	4,332
Financial liabilities at Fair value through profit or loss
FAIR VALUE MEASUREMENTS
Financial liabilities		(14,063)
Financial liabilities at Fair value through profit or loss | Share units payable
FAIR VALUE MEASUREMENTS
Financial liabilities		(14,063)
Financial liabilities at Amortized cost
FAIR VALUE MEASUREMENTS
Financial liabilities		(331,939)
Financial liabilities at Amortized cost | Trade payables
FAIR VALUE MEASUREMENTS
Financial liabilities		(91,180)
Financial liabilities at Amortized cost | Payroll payable
FAIR VALUE MEASUREMENTS
Financial liabilities		(30,345)
Financial liabilities at Amortized cost | 2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Financial liabilities		(126,031)
Financial liabilities at Amortized cost | Other payables
FAIR VALUE MEASUREMENTS
Financial liabilities		(84,383)
Financial assets at Fair value through OCI
FAIR VALUE MEASUREMENTS
Financial assets	6,760	119
Financial assets at Fair value through OCI | Investments in equity securities
FAIR VALUE MEASUREMENTS
Financial assets	6,760	119
Financial assets at Fair value through profit or loss
FAIR VALUE MEASUREMENTS
Financial assets	15,279	18,920
Financial assets at Fair value through profit or loss | Trade receivables concentrate sales
FAIR VALUE MEASUREMENTS
Financial assets	15,279	18,920
Financial assets at Fair value through profit or loss | Financial liabilities at Fair value through profit or loss
FAIR VALUE MEASUREMENTS
Financial liabilities	(33,754)
Financial assets at Fair value through profit or loss | Financial liabilities at Fair value through profit or loss | Share units payable
FAIR VALUE MEASUREMENTS
Financial liabilities	(33,754)
Financial assets at Amortized cost
FAIR VALUE MEASUREMENTS
Financial assets	567,715	243,442
Financial assets at Amortized cost | Cash and cash equivalents
FAIR VALUE MEASUREMENTS
Financial assets	553,985	231,328
Financial assets at Amortized cost | Trade receivables dor sales
FAIR VALUE MEASUREMENTS
Financial assets	5,482	7,782
Financial assets at Amortized cost | Other receivables
FAIR VALUE MEASUREMENTS
Financial assets	8,248	$ 4,332
Financial assets at Amortized cost | Financial liabilities at Amortized cost
FAIR VALUE MEASUREMENTS
Financial liabilities	(337,427)
Financial assets at Amortized cost | Financial liabilities at Amortized cost | Trade payables
FAIR VALUE MEASUREMENTS
Financial liabilities	(77,927)
Financial assets at Amortized cost | Financial liabilities at Amortized cost | Payroll payable
FAIR VALUE MEASUREMENTS
Financial liabilities	(27,790)
Financial assets at Amortized cost | Financial liabilities at Amortized cost | 2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Financial liabilities	(134,410)
Financial assets at Amortized cost | Financial liabilities at Amortized cost | Other payables
FAIR VALUE MEASUREMENTS
Financial liabilities	$ (97,300)